Expense Example - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 29, 2024 USD ($)
VIP Mid Cap Portfolio - Initial Class
Expense Example:
1 year	$ 58
3 years	183
5 years	318
10 years	714
VIP Mid Cap Portfolio - Service Class
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	835
VIP Mid Cap Portfolio - Service Class 2
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	$ 1,014